Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	$ 528,861	$ (43,309)	$ (40,601)
Other comprehensive profit (loss)	(1,883)	176	0
Ending balance	496,417	528,861	(43,309)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	176	0
Amount of net gains (loss) recorded in accumulated other comprehensive profit (loss)	1,448	176
Amount of net gains (loss) reclassified from accumulated other comprehensive profit (loss) to earnings		0
Other comprehensive profit (loss)	(1,883)	176
Ending balance	$ (1,707)	$ 176	$ 0